POST-EMPLOYMENT BENEFITS - Employer contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Pension Benefits
Weighted average duration of defined benefit obligation	64 years
Defined benefit plan expected maturation of non-discounted benefits	R$ 26,238,051
PARENT COMPANY
Defined Pension Benefits
Weighted average duration of defined benefit obligation	67 years
BD Plan
Defined Pension Benefits
Contributions made by employer	R$ 242,370	R$ 289,086
BD Plan | PARENT COMPANY
Defined Pension Benefits
Contributions made by employer	15,236	30,912
CD Plan
Defined Pension Benefits
Contributions made by employer	2,756	3,488
CD Plan | PARENT COMPANY
Defined Pension Benefits
Contributions made by employer	2	R$ 293
Defined benefit plans
Defined Pension Benefits
Estimated contribution	2,160,119
Defined benefit plans | PARENT COMPANY
Defined Pension Benefits
Estimated contribution	224,108
Up to 1 year
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,160,119
2022
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,116,096
2023
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,084,117
2024
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,033,480
2025
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,989,998
Over 5 Years / After 2025
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 15,854,241